SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
Large Cap Diversified Alpha Fund
Large Cap Disciplined Equity Fund
Large Cap Index Fund
Extended Market Index Fund
Small Cap Fund
Small Cap II Fund
Small/Mid Cap Equity Fund
U.S. Managed Volatility Fund
World Equity Ex-US Fund
Screened World Equity Ex-US Fund
Opportunistic Income Fund
Core Fixed Income Fund
High Yield Bond Fund
Long Duration Fund
Long Duration Corporate Bond Fund
Ultra Short Duration Bond Fund
Emerging Markets Debt Fund
Real Return Fund
Dynamic Asset Allocation Fund
Multi-Asset Real Return Fund

Supplement Dated October 21, 2013
to the Class A Shares Prospectus Dated September 30, 2013

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The first paragraph under the sub-section titled "Pricing of Fund Shares" in the section titled "How to Purchase Fund Shares" is hereby deleted and replaced with the following:

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. You may obtain the current NAV of a Fund by calling 1-800-DIAL-SEI.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-845 (10/13)

SEI INSTITUTIONAL INVESTMENTS TRUST

Strategic U.S. Large Cap Equity Fund
Emerging Markets Equity Fund
Global Equity Fund

Supplement Dated October 21, 2013
to the Class A Shares Prospectus Dated September 30, 2013

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The first paragraph under the sub-section titled "Pricing of Fund Shares" in the section titled "How to Purchase Fund Shares" is hereby deleted and replaced with the following:

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. You may obtain the current NAV of a Fund by calling 1-800-DIAL-SEI.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-846 (10/13)